SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 – SUBSEQUENT EVENTS

On July 9, 2013, the Company sold 10,000 restricted shares of its Common Stock to an accredited investor for proceeds of $10,000.

On July 16, 2013 pursuant to a resolution of the Board of Directors, the expiration date of the $5 and $10 Warrants was extended for one year from December 31, 2013 to December 31, 2014.

In July 26, 2013 pursuant to the SEDA, the Company sold an aggregate of 22,762 shares of Common Stock to YA for proceeds of $25,000 (See Note 8 under “Equity Finance Agreement”).

On July 26, 2013, the Company and YA, the investment fund which is a party to the SEDA with the Company, entered into a loan agreement (the “YA Loan Agreement “) whereby the Company borrowed $200,000 from YA for 12 months at an annual interest rate of 10%.  The note evidencing the loan will require no payment in the first month followed by 11 monthly payments of principal as follows: 3 monthly payments of $12,500 followed by 3 monthly payments of $17,500 followed by 4 monthly payments of $20,000 followed by 1 final payment of $30,000. Each of the 11 installment payments will also have accrued interest added to it. The YA Loan Agreement calls for a 10% monitoring and management fee equal to $20,000 to be escrowed and paid to Yorkville Advisors, LLC thereby making the net loan proceeds to the Company equal to $180,000. Such $180,000 of funding will only be received by the Company after a post-effective amendment updating the currently effective SEDA registration statement is declared effective by the SEC. The Company intends to file such post-effective amendment with the SEC as soon as practicable after the date hereof. As part of the YA Loan Agreement Omagine and YA also agreed to extend the expiration date of the SEDA for one year without any further commitment fee. The SEDA now expires on September 1, 2014.

On July 29, 2013, the Company sold 27,273 restricted shares of its Common Stock to an accredited investor for proceeds of $30,000.

NOTE 10 – SUBSEQUENT EVENTS

On January 2, 2013, Omagine LLC signed a letter of intent with the investment banking and real estate advisory departments of BNP Paribas S.A. memorializing Omagine LLC’s intention to engage BNP Paribas, Wholesale Banking, Bahrain through its Corporate & Investment Banking department as its financial adviser for the Omagine Project and BNP Paribas Real Estate Property and Management LLC as its real estate adviser.

On January 15, 2013 pursuant to a resolution of the Board of Directors (i) an independent director was granted 2,000 Stock Options which expire on January 14, 2018 and are exercisable at $1.38, and (ii) the Company committed to issue and contribute a total of 55,253 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.38 closing bid price of the Common Stock on January 15, 2013.

On February 11, 2013, the Company extended the operating lease on its executive office in New York, NY for an additional two years and ten months and increased the security deposit held by the landlord under the lease from $12,154 to $29,300.  The lease now expires on December 31, 2015.

On February 20, 2013, the Company sold 100,000 restricted shares of its Common Stock at $1.25 per share to a non-U.S. corporation which is an accredited investor for $125,000 and such 100,000 shares were issued on February 26, 2013.